ORGANIZATION AND PRINCIPAL ACTIVITIES - Cash and Cash Equivalent of VIE's (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cash and cash equivalent of VIE's
Cash and cash equivalents	¥ 22,819	$ 3,308	¥ 26,753
China
Cash and cash equivalent of VIE's
Cash and cash equivalents			124,936
VIEs | China
Cash and cash equivalent of VIE's
Cash and cash equivalents			124,174
Non-VIE | China
Cash and cash equivalent of VIE's
Cash and cash equivalents			¥ 762